UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2008 to March 31, 2008

Item 1:                                                          Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (84.1%)
Aerospace & Defense (1.3%)
$275	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B, B3)	02/01/18	7.625	$276,375
375	Hawker Beechcraft Acquisition Co., LLC, Global Senior Unsecured Notes (Callable 04/01/11 @ $104.44)	(B-, B3)	04/01/15	8.875	385,313
825	Hawker Beechcraft Acquisition Co., Series WI, Global Senior Subordinated Notes (Callable 04/01/12 @ $104.88)	(B-, Caa1)	04/01/17	9.750	825,000
525	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	505,312
400	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	402,000
					2,394,000
Agriculture (0.4%)
825	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/19/08 @ $108.00)#‡	(B-, Caa1)	11/01/10	10.500	845,625
Auto Loans (4.2%)
750	Ford Motor Credit Co. LLC, Global Notes	(B, B1)	06/15/10	7.875	654,265
1,150	Ford Motor Credit Co. LLC, Senior Unsecured Notes§	(B, B1)	12/15/16	8.000	901,521
1,725	Ford Motor Credit Co. LLC, Global Notes	(B, B1)	10/01/13	7.000	1,346,964
650	Ford Motor Credit Co. LLC, Notes	(B, B1)	06/16/08	6.625	642,687
425	Ford Motor Credit Co. LLC, Senior Notes	(B, B1)	08/10/11	9.875	379,253
1,700	GMAC LLC, Global Senior Unsecured Notes	(B+, B1)	05/15/09	5.625	1,549,613
150	GMAC LLC, Senior Unsecured Notes§	(B+, B1)	03/02/11	7.250	118,177
1,480	GMAC LLC, Senior Unsecured Notes	(B+, B1)	12/01/14	6.750	1,048,676
850	GMAC LLC, Senior Unsubordinated Notes	(B+, B1)	12/15/11	6.000	635,859
750	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)	(B+, B3)	12/15/14	9.500	750,937
					8,027,952
Auto Parts & Equipment (2.1%)
275	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)	(B, B2)	12/01/11	9.000	260,906
650	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(B, B2)	12/01/11	9.000	616,687
500	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(BB, Ba3)	03/01/17	7.875	426,250
800	American Tire Distributors Holdings, Inc., Global Senior Notes (Callable 04/01/09 @ $105.38)	(CCC+, Caa1)	04/01/13	10.750	768,000
17	Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 12/01/09 @ $104.31)	(BB-, Ba3)	12/01/11	8.625	17,914
812	Goodyear Tire & Rubber Co., Global Senior Unsecured Notes (Callable 07/01/10 @ $104.50)§	(BB-, Ba3)	07/01/15	9.000	862,750
450	Keystone Automotive Operations, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.88)	(CCC, Caa2)	11/01/13	9.750	254,250
450	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(B-, B3)	12/01/13	8.500	402,750
375	Visteon Corp., Global Senior Unsecured Notes	(B-, Caa2)	08/01/10	8.250	308,438
					3,917,945
Automotive (2.0%)
1,210	Ford Motor Co., Global Notes	(CCC+, Caa1)	07/16/31	7.450	804,650
2,200	General Motors Corp., Senior Unsecured Notes§	(B-, Caa1)	07/15/13	7.125	1,699,500
1,750	General Motors Corp., Senior Unsecured Notes§	(B-, Caa1)	07/15/33	8.375	1,242,500
					3,746,650
Beverages (0.4%)
275	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	12/15/14	8.375	284,625
525	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	513,188
					797,813

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
Brokerage (0.2%)
$175	E*TRADE Financial Corp., Global Senior Notes (Callable 06/15/08 @ $104.00)§	(B, Ba3)	06/15/11	8.000	$147,000

315	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(B, Ba3)	12/01/15	7.875	225,225
					372,225
Building & Construction (1.2%)
900	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(B-, Caa2)	10/01/15	9.500	486,000
500	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(B-, Caa1)	01/15/16	6.250	340,000
600	KB Home, Senior Notes§	(BB+, Ba1)	06/15/15	6.250	534,750
625	Standard Pacific Corp., Global Company Guaranteed Notes§	(B+, B1)	08/15/15	7.000	451,563
200	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)§	(CC, Caa3)	03/15/15	6.625	95,000
250	William Lyon Homes, Inc., Global Senior Notes (Callable 02/15/09 @ $103.75)	(B-, Caa2)	02/15/14	7.500	123,750
350	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)	(B, Caa2)	12/15/12	7.625	176,750
					2,207,813
Building Materials (2.6%)
750	Associated Materials, Inc., Global Senior Discount Notes (Callable 03/01/09 @ $105.62)§+	(CCC, Caa2)	03/01/14	0.000	515,625
825	Building Materials Corp., Global Company Guaranteed Notes (Callable 08/01/09 @ $103.88)	(BB-, B2)	08/01/14	7.750	598,125
725	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B+, B2)	10/01/12	9.875	605,375
750	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/09 @ $105.25)	(B, B3)	07/01/13	10.500	633,750
300	Dayton Superior Corp., Company Guaranteed Notes (Callable 06/15/08 @ $100.00)	(CCC+, Caa1)	06/15/09	13.000	261,750
375	General Cable Corp., Global Company Guaranteed Notes (Callable 04/01/09 @ $102.00)#§	(B+, B1)	04/01/15	7.104	325,313
325	Norcraft Companies, Global Company Guaranteed Notes (Callable 05/19/08 @ $104.50)	(B+, B1)	11/01/11	9.000	329,062
250	Norcraft Holdings LP, Global Senior Discount Notes (Callable 09/01/08 @ $104.88)+	(B-, B3)	09/01/12	0.000	220,000
475	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)§	(CCC+, Caa1)	09/01/14	8.500	353,875
750	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38)#§	(CCC+, Caa2)	03/01/14	10.750	367,500
900	Ply Gem Industries, Inc., Global Company Guaranteed Notes (Callable 05/19/08 @ $104.50)§	(CCC+, Caa1)	02/15/12	9.000	661,500
					4,871,875
Chemicals (2.8%)
925	Chemtura Corp., Company Guaranteed Notes	(BB+, Ba2)	06/01/16	6.875	827,875
650	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B3)	11/15/14	0.000	567,125
725	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(B, B3)	12/01/14	9.750	654,312
625	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)§	(CCC+, Caa2)	12/01/16	11.500	478,906
175	Nalco Co., Global Senior Subordinated Notes (Callable 11/15/08 @ $104.50)	(B-, B3)	11/15/13	9.000	270,364
800	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+	(B-, B3)	02/01/14	0.000	724,000
575	PolyOne Corp., Senior Notes	(B+, B1)	05/01/12	8.875	583,625
750	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(B+, B2)	08/15/14	9.000	738,750
475	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB-, B1)	02/01/17	7.000	470,844
					5,315,801

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
Computer Hardware (0.2%)
$500	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	$422,500

Consumer Products (1.5%)
1,175	AAC Group Holding Corp., Global Senior Unsecured Notes (Callable 10/01/08 @ $105.13)+	(CCC+, Caa1)	10/01/12	0.000	957,625
1,025	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	904,562
550	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B-, B3)	05/01/17	7.500	484,000
594	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 05/19/08 @ $104.63)	(B-, B3)	04/15/12	9.250	576,180
					2,922,367
Consumer/Commercial/Lease Financing (0.2%)
775	Residential Capital LLC, Company Guaranteed Notes#	(B, B2)	02/22/11	8.000	383,625
Diversified Capital Goods (2.0%)
575	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/08 @ $102.00)#‡	(B, B2)	12/15/13	6.675	497,375
400	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, B3)	08/01/14	9.500	376,000
500	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $105.88)§	(CCC+, Caa1)	08/01/16	11.750	435,000
575	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	549,125
775	Stanadyne Corp., Series 1 Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B-, B3)	08/15/14	10.000	709,125
625	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	615,625
694	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $103.29)	(B-, B3)	06/15/12	9.875	607,250
					3,789,500
Electric - Generation (3.9%)
1,025	AES Corp., Global Senior Unsecured Notes§	(BB-, B1)	10/15/17	8.000	1,042,937
550	AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	556,188
800	Calpine Generating Company LLC, Global Secured Notes#ø	(NR, NR)	04/01/10	10.773	37,000
825	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B, B2)	06/01/15	7.500	777,562
1,200	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	05/01/16	8.375	1,194,000
725	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	06/01/19	7.750	681,500
800	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	800,000
200	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/19	7.200	198,500
271	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Baa3)	01/02/16	8.560	294,371
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	195,000
425	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B, B1)	02/01/16	7.375	417,563
575	Reliant Energy, Inc., Senior Unsecured Notes§	(B, B3)	06/15/14	7.625	573,563
575	Reliant Energy, Inc., Senior Unsecured Notes§	(B, B3)	06/15/17	7.875	575,000
					7,343,184
Electric - Integrated (2.4%)
375	Energy Future Holdings, Company Guaranteed Notes, Rule 144A (Callable 11/01/12 @ $105.44)‡	(B-, B3)	11/01/17	10.875	380,625
125	Mirant Americas Generation, LLC., Senior Unsecured Notes	(B-, B3)	05/01/11	8.300	128,125
875	Mirant Americas Generation, LLC., Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	798,437
325	Texas Competitive Electric Holdings Co. LLC, Series B, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	325,406
2,875	Texas Competitive Electric Holdings Co., LLC, Series A, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	2,878,594
					4,511,187
Electronics (2.3%)
975	Amkor Technology, Inc., Global Senior Notes (Callable 05/19/08 @ $103.88)	(B+, B1)	05/15/13	7.750	893,344
194	Ampex Corp., Secured Notes^	(NR, NR)	08/15/08	12.000	188,100

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2008 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
$175	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(B-, B2)	12/15/14	8.875	$137,813
1,425	Freescale Semiconductor, Inc., Senior Subordinated Notes§	(B-, B3)	12/15/16	10.125	969,000
675	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/09 @ $103.38)	(B-, B3)	03/01/13	6.750	588,937
475	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)§	(B-, B3)	03/01/16	8.125	422,750
775	Spansion LLC, Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62)‡	(B, Caa2)	01/15/16	11.250	476,625
750	Viasystems, Inc., Global Senior Unsecured Notes (Callable 05/19/08 @ $105.25)	(B+, Caa1)	01/15/11	10.500	691,875
					4,368,444
Energy - Exploration & Production (2.9%)
775	Chaparral Energy, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $104.44)	(CCC+, Caa1)	02/01/17	8.875	676,187
975	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB, Ba3)	01/15/16	6.875	970,125
650	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	624,000
75	Forest Oil Corp., Global Company Guaranteed Notes (Callable 05/19/08 @ $102.58)	(BB-, B1)	05/01/14	7.750	77,438
600	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)‡	(B+, B3)	06/01/16	9.000	607,500
800	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B, B3)	07/15/13	9.125	826,000
925	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	927,312
700	Southwestern Energy Co., Rule 144A, Senior Unsecured Notes‡	(BB+, Ba2)	02/01/18	7.500	728,000
					5,436,562
Environmental (1.0%)
900	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, B2)	04/15/14	7.375	889,875
1,100	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(B-, Caa1)	04/15/14	9.500	1,058,750
					1,948,625
Food & Drug Retailers (1.2%)
1,200	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)§	(CC, Caa3)	08/01/11	9.750	1,008,000
150	Ingles Markets, Inc., Global Senior Subordinated Notes (Callable 05/19/08 @ $102.90)	(B+, B2)	12/01/11	8.875	152,250
250	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.68)	(CCC+, Caa1)	12/15/15	9.375	197,500
50	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	47,500
800	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)	(B+, B2)	06/15/12	8.125	806,000
					2,211,250
Food - Wholesale (1.0%)
525	Dole Foods Co. Inc., Debentures§	(B-, Caa1)	07/15/13	8.750	396,375
75	Dole Foods Co. Inc., Global Company Guaranteed Notes (Callable 05/19/08 @ $102.22)	(B-, Caa1)	03/15/11	8.875	61,125
550	National Beef Packing Company LLC, Global Senior Unsecured Notes (Callable 08/01/08 @ $102.63)	(B-, Caa1)	08/01/11	10.500	525,250
975	Smithfield Foods, Inc., Senior Unsecured Notes	(BB, Ba3)	07/01/17	7.750	955,500
					1,938,250
Forestry & Paper (3.3%)
525	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(BB-, B2)	10/15/14	7.125	492,188
1,150	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 05/19/08 @ $103.66)	(B, B2)	03/15/10	9.750	1,069,500

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2008 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
$600	Georgia-Pacific Corp., Debentures§	(B+, B2)	06/15/15	7.700	$567,000
200	Georgia-Pacific LLC, Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡§	(BB-, Ba3)	01/15/17	7.125	186,000
500	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)	(B-, B3)	08/15/13	9.500	482,500
375	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/09 @ $104.88)	(B-, B3)	03/15/14	9.750	301,875
350	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)§	(B-, B2)	05/01/12	10.000	357,000
600	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(CCC+, B3)	05/01/13	12.000	604,500
1,550	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/08 @ $102.79)§	(B-, B3)	07/01/12	8.375	1,410,500
675	Verso Paper Holdings LLC Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC+, BB)	08/01/16	11.375	622,687
75	Verso Paper Holdings LLC Inc., Series B, Global Secured Notes (Callable 08/01/10 @ $104.56)§	(B+, B2)	08/01/14	9.125	72,750
					6,166,500
Gaming (3.7%)
725	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	547,375
125	Caesars Entertainment, Inc., Global Company Guaranteed Notes§	(B-, Caa 1)	03/15/10	7.875	117,812
775	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(B-, Caa1)	08/01/13	8.000	654,875
145	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB, Ba2)	11/15/19	7.250	126,875
375	Fontainebleau Las Vegas, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC+, Caa1)	06/15/15	10.250	266,250
375	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.06)	(CC, Caa2)	06/01/12	8.125	70,313
900	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B,B3)	06/15/14	9.750	679,500
550	Majestic Star LLC, Global Company Guaranteed Notes (Callable 10/15/08 @ $104.88)	(CCC, Caa2)	01/15/11	9.750	217,250
800	Mashantucket Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡§	(BB+, Ba1)	11/15/15	8.500	708,000
250	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	04/01/16	6.875	220,000
725	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	06/01/16	7.500	656,125
900	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	01/15/17	7.625	823,500
125	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	115,625
760	Tropicana Entertainment LLC., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)§	(C,Ca)	12/15/14	9.625	398,050
775	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)	(B, Caa1)	06/01/15	8.500	527,000
475	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	456,000
250	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)§	(BBB-, Ba2)	12/01/14	6.625	241,875
					6,826,425
Gas Distribution (1.3%)
300	Amerigas Partners LP, Senior Unsecured	(NR, B1)	05/20/15	7.250	297,000
1,150	El Paso Performance-Link, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	1,181,555
525	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	539,437
450	Williams Partners LP, Global Senior Unsecured Notes	(BBB-, Ba2)	02/01/17	7.250	454,500
					2,472,492
Health Services (6.4%)
775	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)‡	(B, Caa1)	11/01/15	9.875	790,500
1,225	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	1,235,719
1,225	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	1,274,000
700	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	595,875
3,200	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	02/15/16	6.500	2,712,000
400	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	350,000

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2008 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
$800	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)§	(CCC+, Caa1)	06/15/16	10.750	$844,000
525	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(CCC+, B3)	06/15/14	8.750	525,000
550	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)§	(B+, Ba3)	02/15/13	6.250	517,000
1,500	Tenet Healthcare Corp., Global Senior Unsecured Notes§	(B, Caa1)	07/01/14	9.875	1,458,750
500	Tenet Healthcare Corp., Global Senior Unsecured Notes§	(B, Caa1)	02/01/15	9.250	470,000
275	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/09 @ $102.00)#	(B+, B3)	06/01/15	8.288	246,125
225	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/11 @ $104.25)#	(B+, B3)	06/01/15	8.500	226,125
950	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	919,125
					12,164,219
Hotels (0.5%)
250	Host Hotels & Resorts LP, Global Secured Notes (Callable 11/01/10 @ $103.44)	(BB, Ba1)	11/01/14	6.875	239,375
750	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	705,000
					944,375
Household & Leisure Products (0.6%)
650	ALH Finance LLC/ALH Finance Corp., Global Senior Subordinated Notes (Callable 01/15/09 @ 104.25)	(CCC+, B3)	01/15/13	8.500	594,750
400	Ames True Temper, Inc., Global Company Guaranteed Notes (Callable 05/19/08 @ $101.50)#	(CCC+, Caa1)	01/15/12	8.258	334,000
600	Ames True Temper, Inc., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.00)	(CCC-, Caa3)	07/15/12	10.000	282,000
					1,210,750
lnvestments & Misc. Financial Services (0.2%)
425	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(B-, B3)	11/15/15	10.500	366,563
Leisure (0.7%)
500	Bluegreen Corp., Series B, Company Guaranteed Notes	(B-, B3)	04/01/08	10.500	500,000
675	Six Flags, Inc., Global Senior Unsecured Notes (Callable 05/19/08 @ $104.88)§	(CCC-, Caa2)	04/15/13	9.750	391,500
600	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81)	(CCC-, Caa2)	06/01/14	9.625	342,000
					1,233,500
Lodging (0.4%)
475	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/08 @ $103.00)	(B, B3)	11/15/10	12.000	463,125
325	Majestic Star Casino LLC, Senior Secured Notes (Callable 05/19/08 @ $104.75)	(B+, B2)	10/15/10	9.500	288,438
					751,563
Machinery (0.5%)
675	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)§	(B, B3)	02/15/17	8.625	671,625
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B+, Ba3)	11/15/17	8.000	250,000
					921,625
Media - Broadcast (2.4%)
450	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 05/19/08 @ $103.88)	(B+, B1)	12/15/12	7.750	443,250
850	Barrington Broadcasting, Global Company Guaranteed Notes (Callable 08/15/10 @ 105.25)	(CCC+, B3)	08/15/14	10.500	760,750
575	CMP Susquehanna Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $104.94)#	(CCC, Caa1)	05/15/14	9.875	399,625
300	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B, B2)	09/15/14	8.625	304,500

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2008 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
$850	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 05/19/08 @ $102.00)‡#	(CCC-, Caa1)	01/15/13	10.508	$639,625
575	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC+, Caa1)	06/15/15	9.250	463,594
985	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88)‡§	(CCC, B3)	03/15/15	9.750	600,850
400	XM Satellite Radio, Inc., Global Company Guaranteed Notes (Callable 05/01/08 @ $102.00)#	(CCC, Caa1)	05/01/13	7.739	389,000
925	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC-, Caa2)	01/15/14	8.750	550,375
					4,551,569
Media - Cable (4.1%)
1,165	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)§	(CCC+, Caa1)	01/15/14	9.375	1,031,025
525	CCH I LLC, Global Company Guaranteed Notes (Callable 05/19/08 @ $100.00)	(CCC, Caa3)	04/01/14	9.920	252,000
1,662	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)§	(CCC, Caa3)	10/01/15	11.000	1,163,400
1,200	CCH II LLC, Series B, Global Company Guaranteed Notes (Callable 09/15/08 @ $105.13)	(CCC, Caa2)	09/15/10	10.250	1,095,000
495	Charter Communications Holdings LLC, Senior Discount Notes (Callable 04/11/08 @ $100.00)#	(CCC, Ca)	04/01/11	9.920	300,094
950	CSC Holdings, Inc., Global Senior Unsecured Notes	(BB, B1)	04/15/12	6.750	921,500
580	CSC Holdings, Inc., Series B, Company Guaranteed Notes§	(BB, B1)	04/01/11	7.625	576,375
675	DirecTV Holdings/Finance, Global Company Guaranteed (Callable 05/19/08 @ $104.19)	(BB-, Ba3)	03/15/13	8.375	687,656
750	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	684,375
475	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	401,375
525	Mediacom LLC/Capital Corp., Senior Notes (Callable 05/19/08 @ $100.00)	(B-, B3)	02/15/11	7.875	469,875
100	Mediacom LLC/Capital Corp., Senior Unsecured Notes (Callable 01/15/09 @ $100.00)	(B-, B3)	01/15/13	9.500	92,500
					7,675,175
Media - Services (0.3%)
675	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)	(B, B3)	04/15/14	7.375	523,125
Medical Products & Supplies (0.3%)
650	VWR Funding, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	607,750
Metals & Mining - Excluding Steel (1.4%)
125	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(B-, B3)	12/15/14	9.000	91,875
675	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)	(B-, Caa1)	12/15/16	10.000	432,000
525	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)§	(BBB-, Ba2)	04/01/15	8.250	555,187
625	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	664,844
78	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 05/19/08 @ $103.42)	(B+, B2)	02/15/12	10.250	81,120
1,050	Noranda Aluminum Acquisition, Rule 144A, Senior Unsecured Notes (Callable 05/19/08 @ $102.00)#‡§	(B-, B3)	05/15/15	8.738	829,500
					2,654,526
Multi-Line Insurance (0.2%)
340	MBIA Insurance Corp., Rule 144A, Subordinated Notes (Callable 01/15/13 @ $100.00)‡	(AA, Aa2)	01/15/33	14.000	333,556
Non-Food & Drug Retailers (3.6%)
250	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 05/19/08 @ $104.50)	(B-, Caa1)	02/15/12	9.000	232,188
902	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 05/19/08 @ $105.44)	(CCC+, Caa2)	02/15/12	10.875	825,303

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2008 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
$525	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B, B3)	03/15/17	7.625	$417,375
825	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	763,125
280	Claire’s Stores, Inc., Global Company Guaranteed Notes (Callable 06/01/11 @ $104.81)§	(B-, Caa1)	06/01/15	9.625	145,600
525	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)	(BB, Ba3)	10/01/12	8.000	557,812
300	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)§	(CCC, B2)	11/01/14	10.000	264,000
700	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)§	(CCC, Caa1)	11/01/16	11.375	553,000
1,000	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B, B3)	10/15/15	10.375	1,005,000
650	PCA LLC/PCA Finance Corp., Global Company Guaranteed Notesø	(NR, NR)	08/01/09	11.875	32,500
400	SGS International, Inc., Rule 144A, Global Senior Subordinated Notes (Callable 12/15/09 @ $106.00)‡	(B-, B3)	12/15/13	12.000	347,000
547	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	564,777
375	Susser Holdings LLC, Rule 144A, Senior Notes (Callable 12/15/09 @ $105.31)‡	(B, B3)	12/15/13	10.625	387,188
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	40,625
750	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)§	(CCC+, Caa1)	02/15/17	9.750	600,000
					6,735,493
Office Equipment (0.3%)
325	IKON Office Solutions, Inc., Global Senior Unsecureed Notes (Callable 09/15/10 @ $103.88)	(BB-, Ba3)	09/15/15	7.750	310,375
300	IKON Office Solutions, Inc., Rule 144A, Senior Unsecured (Callable 05/19/08 @ 100.00)#‡	(BB-, Ba3)	01/01/12	9.926	286,500
					596,875
Oil Field Equipment & Services (0.3%)
500	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	505,000
Packaging (2.2%)
250	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B+, B3)	11/01/16	8.250	256,875
575	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)§	(CCC+, Caa2)	03/01/16	10.250	445,625
565	Berry Plastics Holding Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)§	(B, Caa1)	09/15/14	8.875	495,787
1,025	Constar International, Inc., Company Guaranteed Notes (Callable 05/19/08 @ $105.50)§	(CCC, Caa2)	12/01/12	11.000	635,500
225	Crown Cork & Seal Co., Inc., Debentures Notes (Callable 04/15/08 @ $101.91)	(B, B2)	04/15/23	8.000	210,375
25	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+, Caa1)	10/15/12	8.500	22,625
775	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	654,875
125	Owens-Brockway Glass Containers, Inc., Senior Notes (Callable 05/15/08 @ $104.13)	(BB, B3)	05/15/13	8.250	130,000
475	Pliant Corp., Global Company Guaranteed Notes (Callable 05/19/08 @ $105.56)§	(CCC, Caa1)	09/01/09	11.125	380,000
1,175	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(CCC-, Caa2)	02/15/14	8.500	998,750
					4,230,412
Printing & Publishing (2.5%)
23	American Media Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/19/08 @ $100.00)‡	(CCC-, Caa3)	05/01/09	10.250	15,226
625	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 05/19/08 @ $100.00)	(CCC-, Caa3)	05/01/09	10.250	421,875
350	Dex Media, Inc., Global Senior Discount Notes (Callable 11/15/08 @ $104.50)+	(B, B2)	11/15/13	0.000	253,750

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2008 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
$1,125	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(BB-, B3)	11/15/16	8.000	$734,062
2,000	Premier Graphics, Inc., Company Guaranteed Notes^ø	(NR, NR)	12/01/05	11.500	0
1,600	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	984,000
525	R.H. Donnelley Corp., Rule 144A, Senior Notes (Callable 10/15/12 @ $104.44)‡	(B, B3)	10/15/17	8.875	330,750
575	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	353,625
150	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B, B3)	01/15/16	8.875	95,625
850	Reader’s Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50)‡	(CCC, Caa1)	02/15/17	9.000	571,625
825	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa1)	01/15/15	10.500	713,625
400	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B-, B3)	03/01/15	8.250	331,000
					4,805,163
Restaurants (0.2%)
475	Denny’s Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)§	(B, B3)	10/01/12	10.000	439,375
Software/Services (1.8%)
1,200	First Data Corp., Rule 144A, Company Guaranteed Notes (Callable 09/30/11 @ $104.94)‡	(B, B3)	09/24/15	9.875	988,500
1,750	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	1,767,500
700	Unisys Corp., Senior Unsubordinated Notes (Callable 01/15/12 @ $106.25)	(B+, B2)	01/15/16	12.500	692,125
					3,448,125
Steel Producers/Products (1.1%)
575	AK Steel Corp., Global Company Guaranteed Notes (Callable 05/19/08 @ $103.88)	(BB-, B1)	06/15/12	7.750	582,906
250	PNA Intermed Holdings Corp., Global Senior Unsecured Notes (callable 5/15/08 @ 102.00)#	(B-, Caa1)	02/15/13	10.065	195,625
800	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B, B3)	02/15/14	11.250	784,000
475	Ryerson, Inc., Senior Notes	(B+, B2)	11/01/15	12.000	451,250
0	WCI Steel Acquisition, Inc., Senior Notes(1)	(NR, NR)	05/01/16	8.000	330
					2,014,111
Support-Services (4.3%)
400	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+, Caa1)	07/15/11	11.375	346,000
200	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/09 @ $102.00)#	(B, B3)	02/01/15	6.739	177,500
650	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)§	(B, B3)	02/01/15	8.500	654,875
200	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50)‡	(B, B1)	08/15/16	9.000	163,000
100	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	85,000
675	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)	(CCC+, Caa1)	06/01/16	10.250	540,000
300	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)§	(BB-, B1)	01/01/14	8.875	285,750
400	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25)	(B, B2)	01/01/16	10.500	376,500
350	Iron Mountain, Inc., Company Guaranteed Notes (Callable 05/19/08 @ $101.44)	(B+, B2)	04/01/13	8.625	355,250
250	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B+, B2)	01/01/16	6.625	239,375
1,100	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/19/08 @ $103.56)	(CCC+, Caa1)	05/15/13	10.670	1,061,500
475	Kar Holdings, Inc., Global Company Guaranteed Notes (Callable 05/01/10 @ $104.38)	(CCC, B)	05/01/14	8.750	425,125

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
$425	Kar Holdings, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $105.00)	(CCC, Caa1)	05/01/15	10.000	$369,750
650	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B-, B3)	08/01/14	9.750	611,000
270	Neff Corp., Global Company Guaranteed Notes (Callable 06/01/11 @ $105.00)	(B-, Caa2)	06/01/15	10.000	129,600
725	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa1)	12/01/14	9.500	609,000
1 ,175	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC+, Caa1)	09/01/16	11.875	1,004,625
275	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 05/08/08 @ $103.25)	(BB-, B1)	02/15/12	6.500	250,250
500	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)§	(B, B3)	02/15/14	7.000	395,000
					8,079,100
Telecom - Fixed Line (0.9%)
1,375	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00)#	(CCC+, Caa1)	02/15/15	6.704	969,375
300	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)§	(CCC+, Caa1)	03/15/13	12.250	271,500
50	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(CCC+, Caa1)	11/01/14	9.250	41,125
500	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	507,500
					1,789,500
Telecom - Integrated/Services (2.5%)
975	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)§	(B-, B2)	01/15/14	8.375	918,937
200	Citizens Communications Co., Senior Unsecured Notes	(BB+, Ba2)	01/15/13	6.250	182,000
425	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC, Caa1)	05/01/15	12.500	155,125
700	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	700,000
550	Paetec Holding Corp.,Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	508,750
925	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 05/19/08 @ $103.62)#	(B+, Ba3)	02/15/11	7.250	892,625
475	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+, Ba3)	02/15/14	7.500	448,875
225	Windstream Corp., Global Company Guaranteed Notes	(BB, Ba3)	08/01/13	8.125	222,188
75	Windstream Corp., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(BB, Ba3)	03/15/19	7.000	65,625
675	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	666,562
					4,760,687
Telecom - Wireless (1.4%)
375	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(B, B2)	06/15/13	10.125	372,188
675	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, Caa1)	11/01/14	9.375	642,937
725	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B-, Caa1)	11/01/14	9.250	670,625
425	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 06/01/08 @ $102.00)#	(CCC, Caa2)	06/01/13	6.076	427,125
425	SunCom Wireless Holdings, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)	(A-,NR)	06/01/13	8.500	444,656
					2,557,531
Textiles & Apparel (0.4%)
825	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	826,031

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2008 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Theaters & Entertainment (0.5%)
$1,025	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	$873,813
TOTAL U.S. CORPORATE BONDS (Cost $179,894,628)					158,838,122

FOREIGN CORPORATE BONDS (8.4%)
Building Materials (0.1%)
750	Maax Corp., Global Senior Subordinated Notes (Callable 06/15/08 @ $104.88) (Canada)§	(D, Ca)	06/15/12	9.750	168,750
Chemicals (0.8%)
1,150	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡	(B-, B3)	08/15/15	8.375	845,250
850	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡§	(B-, B3)	02/15/16	8.500	665,125
					1,510,375
Electronics (1.4%)
300	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/09 @ $105.06) (Singapore)	(BB-, B2)	12/01/13	10.125	318,000
500	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, Caa1)	12/01/15	11.875	530,000
525	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)	(B, B3)	07/01/11	7.875	518,438
1,150	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.75) (Netherlands)§	(B, B3)	10/15/15	9.500	948,750
425	NXP BV/NXP Funding LLC, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(BB-, Ba3)	10/15/14	7.875	391,000
					2,706,188
Energy - Exploration & Production (0.3%)
550	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(BB+, B1)	12/15/14	8.250	547,250
Forestry & Paper (0.8%)
1,450	Abitibi-Consol of Canada., Global Company Guaranteed Notes (Canada)	(CCC+, Caa2)	06/15/11	7.750	790,250
750	Smurfit Kappa Funding PLC, Series $, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B, B2)	04/01/15	7.750	660,000
					1,450,250
Media - Cable (0.7%)
150	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	135,000
400	Unity Media GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B-, Caa2)	02/15/15	10.125	598,960
350	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B-, B2)	04/15/14	9.750	592,150
					1,326,110
Media - Diversified (0.2%)
475	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	435,812

Oil Refining & Marketing (0.3%)
525	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡	(BB-, B1)	05/01/14	6.750	481,687
225	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $103.50) (Bermuda)‡	(BB-, B1)	05/01/17	7.000	201,938
					683,625
Packaging (0.2%)
240	Gerresheimer Holdings GMBH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ 103.94) (Germany)‡	(BB, B1)	03/01/15	7.875	368,883

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2008 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Pharmaceuticals (0.3%)
$500	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	$472,500
75	Elan Finance PLC, Global Company Guaranteed Notes (Callable 11/15/08 @ $103.88) (Ireland)§	(B, B3)	11/15/11	7.750	70,125
					542,625
Support-Services (0.5%)
675	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B1)	08/01/15	8.625	543,375
325	Carlson Wagonlit BV, Rule 144A, Senior Notes (Callable 11/01/08 @ $102.00) (Netherlands)#‡	(B-, B2)	05/01/15	10.131	370,785
					914,160
Telecommunications (0.2%)
525	Nortel Networks, Ltd., Global Company Guaranteed Notes (Canada)#	(B-,B3)	07/15/11	8.508	452,813
Telecom - Integrated/Services (1.9%)
950	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	945,250
350	Hellas II, Rule 144A, Subordinated Notes (Callable 05/19/08 @ $102.00) (Luxembourg)#‡	(CCC+, Caa1)	01/15/15	8.463	252,000
1,400	Intelsat Jackson Holdings, Global Company Guaranteed Notes (Callable 06/15/11 @ $105.62) (Bermuda)§	(CCC+, Caa2)	06/15/16	11.250	1,426,250
250	Intelsat, Ltd., Global Senior Unsecured Notes (Bermuda)	(CCC+, Caa3)	11/01/13	6.500	163,750
500	Nordic Telephone Co. Holdings, Rule 144A, Secured Notes (Callable 05/01/08 @ $101.00) (Denmark)#‡	(B, B2)	05/01/16	9.881	754,642
					3,541,892
Textiles & Apparel (0.1%)
150	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC, B3)	11/15/12	9.875	171,132
Transportation - Excluding Air/Rail (0.6%)
1,100	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B+, B1)	12/15/13	8.500	1,122,000
TOTAL FOREIGN CORPORATE BONDS (Cost $17,924,657)					15,941,865

Number of Shares

COMMON STOCKS (0.4%)
Automobile Parts & Equipment (0.0%)
774,557	Cambridge Industries Liquidating Trust*^	0
1,219	Safelite Realty Corp.*^	9,752
		9,752
Chemicals (0.1%)
4,893	Huntsman Corp.	115,230
Commingled Funds (0.0%)
7,500	Adelphia*^	0
750,000	Adelphia Recovery Trust*^	0
		0
Electric Utilities (0.2%)
9,939	Mirant Corp.*§	361,680
Hotels, Restaurants & Leisure (0.0%)
12,000	Progressive Gaming International Corp*	25,440
Printing & Publishing (0.1%)
10,652	Mail Well, Inc., Rule 144A‡	110,781
Steel Producers/Products (0.0%)
2,803	WCI Steel Acquisition, Inc.*	23,265
TOTAL COMMON STOCKS (Cost $1,746,466)		646,148

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2008 (unaudited)

Number of
Shares		Value

WARRANTS (0.0%)
Building Materials (0.0%)
1,250	Dayton Superior Corp., Rule 144A, strike price $0.01, expires 06/15/09*^‡ (Cost $25,000)	$13

SHORT-TERM INVESTMENTS (22.1%)
33,430,035	State Street Navigator Prime Portfolio§§	33,430,035

Par
(000)		Maturity	Rate%

$8,362	State Street Bank and Trust Co. Euro Time Deposit	04/01/08	1.100	8,362,000
TOTAL SHORT-TERM INVESTMENTS (Cost $41,792,035)				41,792,035

TOTAL INVESTMENTS AT VALUE (115.0%) (Cost $241,382,786)				217,218,183

LIABILITIES IN EXCESS OF OTHER ASSETS (-15.0%)				(28,297,098)

NET ASSETS (100.0%)				$188,921,085

INVESTMENT ABBREVIATION

NR= Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $25,159,103 or 13.3% of net assets.

+	Step Bond — The interest rate stated is as of March 31, 2008 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
§	Security or portion thereof is out on loan.
#	Variable rate obligations — The interest rate shown is the rate as of March 31, 2008.
§§	Represents security purchased with cash collateral received for securities on loan.
(1)	Less than 1,000 Par.

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (“Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. At March 31, 2008, the Fund held 0.10% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $2,069,579 and fair value of $197,865. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$34,098,931	$—
Level 2 - Other Significant Observable Inputs	182,921,387	—
Level 3 - Significant Unobservable Inputs	197,865	—
Total	$217,218,183	$—

*Other financial instruments include futures, forwards and swap contracts.

As of March 31, 2008, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.10% of net assets.

Federal Income Tax Cost - At March 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $241,382,786, $1,649,883, $(25,814,486) and $(24,164,603), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                 Controls and Procedures

(a)                           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                 Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 19, 2008